UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Accumulative Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Air Transportation – 1.34%
Southwest Airlines Co.	1,900,000	$23,560,000

Aircraft – 8.52%
Boeing Company (The)	525,000	39,044,250
Raytheon Company	680,000	43,934,800
Rockwell Collins, Inc.	570,000	32,575,500
United Technologies Corporation	500,000	34,410,000
		149,964,550
Apparel – 0.95%
Coach, Inc.*	555,000	16,733,250

Beverages – 3.43%
Coca–Cola Company (The)	560,000	34,087,200
PepsiCo, Inc.	365,000	26,353,000
		60,440,200
Business Equipment and Services – 1.76%
Bucyrus International, Inc., Class A (A)	305,000	30,997,150

Capital Equipment – 5.00%
Chicago Bridge & Iron Company N.V., NY Shares	380,000	14,911,200
Deere & Company	210,000	16,892,400
Foster Wheeler Ltd.*	200,000	11,338,000
Illinois Tool Works Inc.	600,000	28,938,000
Manitowoc Company, Inc. (The)	390,000	15,912,000
		87,991,600
Chemicals –– Petroleum and Inorganic – 2.18%
Monsanto Company	345,000	38,467,500

Chemicals –– Specialty – 1.55%
Albemarle Corporation	610,000	22,277,200
Scotts Miracle–Gro Company (The)	155,000	5,025,100
		27,302,300
Communications Equipment – 3.61%
Cisco Systems, Inc.*	1,745,000	42,063,225
Nokia Corporation, Series A, ADR	675,000	21,485,250
		63,548,475
Computers –– Main and Mini – 3.02%
Hewlett–Packard Company	1,165,000	53,193,900

Computers –– Micro – 2.36%
Apple Inc.*	290,000	41,620,800

Computers –– Peripherals – 5.67%
Adobe Systems Incorporated*	900,000	32,004,000
Microsoft Corporation	2,400,000	67,944,000
		99,948,000
Consumer Electronics – 1.82%
Research In Motion Limited*	285,000	31,991,250

Defense – 4.30%
DRS Technologies, Inc.	120,000	6,993,600
General Dynamics Corporation	825,000	68,780,250
		75,773,850
Electronic Instruments – 0.39%
Applied Materials, Inc.	350,000	6,821,500

Food and Related – 1.03%
Wm. Wrigley Jr. Company	290,000	18,223,600

Forest and Paper Products – 0.86%
Sealed Air Corporation	600,000	15,150,000

Health Care –– Drugs – 6.13%
Abbott Laboratories	510,000	28,126,500
Gilead Sciences, Inc.*	655,000	33,742,325
Merck & Co., Inc.	300,000	11,385,000
Shire Pharmaceuticals Group plc, ADR	600,000	34,791,000
		108,044,825
Health Care –– General – 2.18%
Hologic, Inc.*	280,000	15,565,200
TomoTherapy Incorporated*	150,000	2,157,000
Zimmer Holdings, Inc.*	265,000	20,632,900
		38,355,100
Hospital Supply and Management – 0.13%
PSS World Medical, Inc.*	141,900	2,365,473

Household –– General Products – 1.55%
Procter & Gamble Company (The)	390,000	27,327,300

Metal Fabrication – 3.17%
Loews Corporation, Carolina Group	220,000	15,961,000
Precision Castparts Corp.	390,000	39,811,200
		55,772,200
Motor Vehicles – 0.71%
Honda Motor Co., Ltd., ADR	433,000	12,474,730

Multiple Industry – 0.76%
Altria Group, Inc.	605,000	13,431,000

Non–Residential Construction – 2.04%
Fluor Corporation (A)	255,000	35,995,800

Petroleum –– Domestic – 1.56%
Equitable Resources, Inc.	465,000	27,388,500

Petroleum –– International – 7.01%
Chevron Corporation	390,000	33,290,400
ConocoPhillips	435,000	33,151,350
Exxon Mobil Corporation	675,000	57,091,500
		123,533,250
Petroleum –– Services – 6.77%
Patterson–UTI Energy, Inc.	880,000	23,029,600
Schlumberger Limited	700,000	60,900,000
Smith International, Inc.	170,000	10,919,100
Transocean Inc.	180,000	24,336,000
		119,184,700
Railroad – 1.28%
Union Pacific Corporation	180,000	22,568,400

Restaurants – 3.89%
McDonald's Corporation	600,000	33,462,000
YUM! Brands, Inc.	940,000	34,977,400
		68,439,400
Retail –– General Merchandise – 2.36%
Costco Wholesale Corporation	200,000	12,982,000
Kohl's Corporation*	430,000	18,442,700
Target Corporation	200,000	10,136,000
		41,560,700
Security and Commodity Brokers – 3.74%
CME Group Inc.	70,000	32,837,000
Goldman Sachs Group, Inc. (The)	110,000	18,192,900
Janus Capital Group Inc.	638,700	14,862,549
		65,892,449
Steel – 0.61%
Allegheny Technologies Incorporated	150,000	10,704,000

Timesharing and Software – 0.93%
Google Inc., Class A*	37,000	16,317,555

Tobacco – 1.74%
Philip Morris International Inc.*	605,000	30,600,900

Utilities –– Electric – 3.81%
Exelon Corporation	295,000	23,974,650
Mirant Corporation*	495,000	18,013,050
NRG Energy, Inc.*	645,000	25,148,550
		67,136,250
Utilities –– Telephone – 0.62%
NII Holdings, Inc.*	345,000	10,950,300

TOTAL COMMON STOCKS – 98.78%		$1,739,770,757

(Cost: $1,446,296,405)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Apparel – 0.28%
NIKE, Inc.,
2.28%, 4–11–08	$5,000	4,996,833

Beverages – 0.54%
Anheuser–Busch Companies, Inc.,
2.25%, 4–1–08	9,441	9,441,000

Forest and Paper Products – 0.40%
Kimberly–Clark Worldwide Inc.,
2.18%, 4–8–08	7,000	6,997,033

TOTAL SHORT–TERM SECURITIES – 1.22%		$21,434,866

(Cost: $21,434,866)

TOTAL INVESTMENT SECURITIES – 100.00%		$1,761,205,623

(Cost: $1,467,731,271)

Notes to Schedule of Investments
Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call options outstanding as of March 31, 2008:

	Contracts	Expiration
Underlying	Subject	Month/	Premium	Market
Security	to Call	Price	Received	Value

Bucyrus International, Inc., Class A	1,154	July/150	$163,866	$173,100
Fluor Corporation	193	July/190	42,012	41,977

			$205,878	$215,077

The Investments of Waddell & Reed Advisors Core Investment Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 3.34%
Boeing Company (The)	475,800	$35,385,246
Raytheon Company	1,347,400	87,055,514
		122,440,760
Banks – 1.49%
Bank of America Corporation	1,444,300	54,753,413

Beverages – 4.18%
Coca–Cola Company (The)	2,519,000	153,331,530

Capital Equipment – 8.37%
Deere & Company	2,665,834	214,439,687
Foster Wheeler Ltd.*	558,400	31,655,696
Joy Global Inc.	933,700	60,788,538
		306,883,921
Chemicals –– Petroleum and Inorganic – 3.14%
Monsanto Company	1,032,650	115,140,475

Chemicals –– Specialty – 2.06%
Air Products and Chemicals, Inc.	819,150	75,361,800

Computers –– Main and Mini – 4.96%
Hewlett–Packard Company	3,065,300	139,961,598
Xerox Corporation	2,788,800	41,748,336
		181,709,934
Computers –– Micro – 3.41%
Apple Inc.*	870,700	124,962,864

Computers –– Peripherals – 2.38%
Adobe Systems Incorporated*	2,456,300	87,346,028

Defense – 5.09%
General Dynamics Corporation	2,239,400	186,698,778

Electronic Instruments – 2.97%
Applied Materials, Inc.	2,141,900	41,745,631
Thermo Fisher Scientific Inc.*	1,178,600	66,991,624
		108,737,255
Finance Companies – 1.86%
Capital One Financial Corporation	1,384,800	68,159,856

Food and Related – 1.30%
Wm. Wrigley Jr. Company	759,800	47,745,832

Health Care –– Drugs – 6.48%
Abbott Laboratories	2,382,300	131,383,845
Merck & Co., Inc.	2,795,200	106,077,840
		237,461,685
Health Care –– General – 1.97%
Baxter International Inc.	608,500	35,183,470
Becton, Dickinson and Company	433,600	37,224,560
		72,408,030
Household –– General – 2.59%
Colgate–Palmolive Company	1,219,000	94,972,290

Metal Fabrication – 1.56%
Loews Corporation, Carolina Group	788,500	57,205,675

Motor Vehicle Parts – 0.89%
BorgWarner Inc.	760,800	32,737,224

Motor Vehicles – 1.64%
Ford Motor Company*	10,531,000	60,237,320

Multiple Industry – 0.92%
Altria Group, Inc.	1,513,600	33,601,920

Non–Residential Construction – 1.83%
Fluor Corporation	474,700	67,008,652

Petroleum –– International – 5.89%
Devon Energy Corporation	793,100	82,744,123
Exxon Mobil Corporation	1,575,740	133,276,089
		216,020,212
Petroleum –– Services – 8.06%
Schlumberger Limited	908,100	79,004,700
Smith International, Inc.	1,085,300	69,708,819
Transocean Inc.	443,406	59,948,491
Weatherford International Ltd.*	1,196,600	86,717,602
		295,379,612
Railroad – 2.39%
Union Pacific Corporation	698,550	87,584,199

Restaurants – 1.58%
YUM! Brands, Inc.	1,553,384	57,801,419

Security and Commodity Brokers – 6.73%
CME Group Inc.	166,600	78,152,060
Charles Schwab Corporation (The)	6,786,900	127,695,524
J.P. Morgan Chase & Co.	951,900	40,884,105
		246,731,689
Steel – 1.04%
Companhia Vale do Rio Doce, ADR	1,101,900	38,169,816

Timesharing and Software – 1.07%
Visa Inc., Class A*	629,600	39,261,856

Tobacco – 2.09%
Philip Morris International Inc.*	1,513,600	76,557,888

Utilities –– Electric – 3.83%
Mirant Corporation*	2,804,350	102,050,297
NRG Energy, Inc.*	988,000	38,522,120
		140,572,417

TOTAL COMMON STOCKS – 95.11%		$3,486,984,350

(Cost: $2,784,057,255)

	Principal
	Amount in
SHORT–TERM SECURITIES	Thousands

Beverages – 0.34%
Anheuser–Busch Companies, Inc.,
2.25%, 4–1–08	$ 7,614	7,614,000
Coca–Cola Company (The),
2.2%, 4–18–08	5,000	4,994,806
		12,608,806
Capital Equipment – 0.14%
Illinois Tool Works Inc.,
2.48%, 4–11–08	5,000	4,996,556

Construction Materials – 0.94%
Black & Decker Corp.:
3.4%, 4–1–08	18,787	18,787,000
3.5%, 4– 4–08	15,566	15,561,460
		34,348,460
Containers – 0.44%
Bemis Company, Inc.,
2.88%, 4–7–08	16,000	15,992,320

Electrical Equipment – 0.14%
W.W. Grainger, Inc.,
2.5%, 4–17–08	5,000	4,994,444

Finance Companies – 0.41%
Prudential Funding LLC,
2.1%, 4–1–08	15,000	15,000,000

Food and Related – 0.18%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.48%, 4–22–08	6,655	6,641,490

Forest and Paper Products – 0.27%
Kimberly–Clark Worldwide Inc.,
2.18%, 4–8–08	10,000	9,995,761

Health Care –– General – 0.12%
Johnson & Johnson,
2.4%, 4–7–08	4,500	4,498,200

Household –– General Products – 0.14%
Clorox Co.,
3.25%, 4–14–08	330	329,613
Procter & Gamble Company (The),
2.2%, 4–14–08	5,000	4,996,028
		5,325,641
Motor Vehicles – 0.19%
Harley–Davidson Funding Corp.,
2.2%, 4–29–08	7,000	6,988,022

Multiple Industry – 0.38%
Siemens Capital Corp.,
2.84%, 4–29–08	14,000	13,969,076

Retail –– Food Stores – 0.08%
Walgreen Co.,
2.32%, 4– 4–08	3,000	2,999,420

Retail –– Specialty Stores – 0.63%
Home Depot Inc. (The):
2.87%, 4–2–08	10,000	9,999,203
3.1%, 4–14–08	13,000	12,985,447
		22,984,650
Utilities –– Electric – 0.27%
Detroit Edison Co.,
2.95%, 4–14–08	10,000	9,989,347

Utilities –– Telephone – 0.22%
Verizon Communications Inc.,
3.07%, 4– 4–08	8,000	7,997,953

TOTAL SHORT–TERM SECURITIES – 4.89%		$179,330,146

(Cost: $179,330,146)

TOTAL INVESTMENT SECURITIES – 100.00%		$3,666,314,496

(Cost: $2,963,387,401)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Science and Technology Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Business Equipment and Services – 3.93%
Euronet Worldwide, Inc.*	2,401,450	$46,191,891
Global Cash Access, Inc.*	3,334,100	19,537,826
Telvent GIT, S.A.	1,321,400	31,297,359
Veraz Networks, Inc.*	1,542,500	3,740,562
		100,767,638
Chemicals –– Petroleum and Inorganic – 2.80%
E.I. du Pont de Nemours and Company	1,535,600	71,804,656

Computers –– Peripherals – 9.52%
ACI Worldwide, Inc.*	3,659,400	73,041,624
Aspen Technology, Inc.*	7,531,550	95,989,605
Lawson Software, Inc.*	8,493,000	63,867,360
Netezza Corporation*	1,168,000	11,060,960
		243,959,549
Consumer Electronics – 11.00%
Garmin Ltd.	713,400	38,491,497
Nintendo Co., Ltd. (A)	57,100	29,443,620
Research In Motion Limited (B)*	1,905,600	213,903,600
		281,838,717
Defense – 3.04%
ESCO Technologies Inc.*	1,959,400	77,827,368

Electrical Equipment – 1.28%
Power–One, Inc.*	6,151,800	19,716,519
Ultralife Batteries, Inc.*	1,122,200	13,191,461
		32,907,980
Electronic Components – 12.56%
Cree, Inc.*	4,794,000	133,968,330
IPG Photonics Corporation*	604,600	9,468,036
MediaTek Incorporation (A)	2,514,435	33,106,996
Micron Technology, Inc.*	4,249,600	25,370,112
PMC–Sierra, Inc.*	7,955,500	45,386,128
Samsung Electronics Co., Ltd. (A)	113,100	71,147,877
Syntax–Brillian Corporation*	3,372,900	3,541,545
		321,989,024
Food and Related – 5.51%
Archer Daniels Midland Company (B)	2,422,400	99,705,984
Bunge Limited	478,300	41,554,704
		141,260,688
Health Care –– Drugs – 1.10%
Animal Health International, Inc.*	2,588,000	28,299,780

Health Care –– General – 0.77%
TranS1 Inc.*	1,089,400	12,664,275
Volcano Corporation*	561,500	7,018,750
		19,683,025
Hospital Supply and Management – 8.59%
Cerner Corporation (B)*	3,122,133	116,346,286
HMS Holdings Corp.*	1,552,700	44,399,456
HealthSouth Corporation*	2,214,140	39,389,551
WellCare Health Plans, Inc.*	516,200	20,105,990
		220,241,283
Insurance –– Life – 0.68%
Amil Participacoes S.A. (A)*	2,728,610	17,369,678

Multiple Industry – 0.95%
Pentair, Inc.	760,100	24,247,190

Petroleum –– International – 5.98%
Noble Energy, Inc.	2,106,800	153,375,040

Petroleum –– Services – 1.10%
ION Geophysical Corporation*	2,039,700	28,147,860

Retail –– Specialty Stores – 0.52%
Conn's, Inc.*	819,300	13,346,397

Timesharing and Software – 6.20%
Digital River, Inc.*	341,600	10,572,520
eBay Inc.*	907,900	27,091,736
Eclipsys Corporation*	1,527,200	29,948,392
Fidelity National Information Services, Inc.	1,298,600	49,528,604
Yahoo! Inc.*	1,443,800	41,826,886
		158,968,138

TOTAL COMMON STOCKS – 75.53%		$1,936,034,011

(Cost: $1,654,153,649)

	Number of
PUT OPTIONS	Contracts

Archer Daniels Midland Company, June 39.5, Expires 6–23–08	14,338	3,299,030
Cerner Corporation, June 40, Expires 6–4–08	2,245	915,960
Cerner Corporation, June 40, Expires 6–23–08	2,245	972,085
Cerner Corporation, June 42.5, Expires 6–4–08	5,239	3,101,488
Cerner Corporation, June 42.5, Expires 6–23–08	5,239	3,211,507
Cerner Corporation, July 40, Expires 7–3–08	2,245	1,014,740
Cerner Corporation, July 40, Expires 7–21–08	2,246	1,062,358
Cerner Corporation, July 42.5, Expires 7–3–08	5,239	3,295,331
Cerner Corporation, July 42.5, Expires 7–21–08	5,239	3,389,633
Research In Motion Limited, April 110, Expires 4–21–08	2,250	1,552,500

TOTAL PUT OPTIONS – 0.85%		$21,814,632

(Cost: $12,659,977)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Aluminum – 0.80%
Alcoa Incorporated:
3.25%, 4–18–08	$15,550	15,526,135
2.92%, 4–29–08	5,000	4,988,644
		20,514,779
Apparel – 0.97%
NIKE, Inc.,
2.28%, 4–11–08	25,000	24,984,167

Beverages – 1.75%
Anheuser–Busch Companies, Inc.,
2.25%, 4–1–08	15,000	15,000,000
Coca–Cola Company (The),
2.2%, 4–18–08	10,000	9,989,611
Diageo Capital plc (Diageo plc),
2.42%, 4–4–08	6,000	5,998,290
PepsiCo, Inc.,
2.125%, 4–11–08	14,000	13,991,736
		44,979,637
Capital Equipment – 1.34%
Deere (John) Bank, S.A. (Deere (John) Capital Corporation):
2.7%, 4–29–08	8,000	7,983,200
2.32%, 5–19–08	10,000	9,969,067
Deere (John) Capital Corporation,
2.28%, 4–3–08	5,000	4,999,367
Illinois Tool Works Inc.:
2.48%, 4–11–08	5,000	4,996,556
2.25%, 4–18–08	6,535	6,528,057
		34,476,247
Construction Materials – 1.25%
Black & Decker Corp.:
3.4%, 4–1–08	20,000	20,000,000
3.5%, 4–4–08	12,000	11,996,500
		31,996,500
Containers – 1.74%
Bemis Company, Inc.:
3.08%, 4–1–08	12,000	12,000,000
3.0%, 4–8–08	16,500	16,490,375
2.82%, 4–14–08	16,000	15,983,707
		44,474,082
Electrical Equipment – 2.64%
Emerson Electric Co.:
2.25%, 4–14–08	15,000	14,987,813
2.1%, 4–17–08	14,000	13,986,933
W.W. Grainger, Inc.:
2.65%, 4–1–08	1,680	1,680,000
2.9%, 4–4–08	6,000	5,998,550
2.5%, 4–17–08	16,000	15,982,222
2.52%, 4–18–08	15,000	14,982,150
		67,617,668
Finance Companies –1.67%
Avon Capital Corp.:
2.47%, 4–2–08	10,000	9,999,314
2.37%, 4–4–08	10,000	9,998,025
2.53%, 4–21–08	7,899	7,887,898
Prudential Funding LLC,
2.1%, 4–1–08	15,000	15,000,000
		42,885,237
Food and Related – 1.75%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.3%, 4–10–08	15,000	14,987,625
Kellogg Co.:
2.77%, 4–15–08	23,500	23,474,685
2.9%, 4–24–08	6,500	6,487,957
		44,950,267
Forest and Paper Products – 0.51%
Kimberly–Clark Worldwide Inc.,
2.195%, 4–14–08	13,000	12,989,696

Health Care –– Drugs – 0.46%
Alcon Capital Corporation (Nestle S.A.),
2.295%, 4–30–08	11,816	11,794,155

Household –– General Products – 1.75%
Clorox Co.,
3.25%, 4–8–08	4,900	4,896,904
Colgate–Palmolive Company,
2.15%, 4–30–08	25,000	24,956,702
Procter & Gamble Company (The),
2.2%, 4–14–08	15,000	14,988,083
		44,841,689
Motor Vehicles – 0.47%
Harley–Davidson Funding Corp.,
2.75%, 4–2–08	12,000	11,999,083

Multiple Industry – 0.35%
Siemens Capital Corp.,
2.84%, 4–29–08	8,989	8,969,144

Publishing – 0.72%
Gannett Co., Inc.,
2.85%, 4–10–08	10,000	9,992,875
2.75%, 4–11–08	8,430	8,423,560
		18,416,435
Retail –– Food Stores – 0.59%
Walgreen Co.,
2.32%, 4–4–08	15,000	14,997,100

Retail –– Specialty Stores – 1.87%
Home Depot Inc. (The),
2.87%, 4–2–08	35,000	34,997,210
3.1%, 4–14–08	13,000	12,985,447
		47,982,657
Utilities –– Electric – 0.59%
Wisconsin Electric Power Co.,
2.47%, 4–4–08	7,000	6,998,559
Verizon Communications Inc.,
3.07%, 4–4–08	8,000	7,997,953
		14,996,512
Total Commercial Paper – 21.22%		543,865,055

Municipal Obligations – Taxable
California – 0.95%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds: Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c),
2.51%, 5–5–08	11,000	11,000,000
Air Products and Chemicals, Inc./ Wilmington Facility, Taxable Series 1997A (Air Products and Chemicals, Inc.),
2.51%, 5–5–08	10,000	10,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.5%, 4–2–08 (C)	3,300	3,300,000
		24,300,000
Georgia – 0.32%
      Municipal Electric Authority of Georgia,
            General Resolution Projects Bond
            Anticipation Notes, Series B (Taxable),
            (Bayerische Landesbank, New York
            Branch, Wachovia Bank, National
            Association and WestL B AG,
New York Branch),
3.5%, 4–3–08	8,222	8,222,000

Kansas – 0.23%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 ( U.S. Bank National Association),
3.1%, 4–1–08 (C)	6,035	6,035,000

Tennessee – 0.08%
      The Health, Educational and Housing Facility
            Board of the City of Memphis, Tennessee,
            Taxable Variable Rate Demand,
            Multifamily Housing Revenue Bonds
            (Ashland Lakes Apartments Project),
            Series 2006B ( U.S. Bank National
Association),
3.1%, 4–3–08 (C)	2,000	2,000,000

Total Municipal Obligations – Taxable – 1.58%		40,557,000

Notes (backed by irrevocable bank letter of credit) – 0.43%
Finance Companies
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
3.1%, 4–1–08 (C)	10,990	10,990,000

United States Government Obligations – 0.39%
United States Treasury Bills,
2.5%, 4–15–08	10,000	9,990,278

TOTAL SHORT–TERM SECURITIES – 23.62%		$605,402,333

(Cost: $605,402,333)

TOTAL INVESTMENT SECURITIES – 100.00%		$2,563,250,976

(Cost: $2,272,215,959)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities serve as cover for the following written call options outstanding at March 31, 2008.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
––––––––	––––––––	––––––––	––––––––	––––––––
Archer Daniels Midland Company	14,338	June/46	$4,056,389	$1,798,129
Cerner Corporation	2,245	June/47.5	412,743	35,920
Cerner Corporation	2,245	June/47.5	414,988	58,370
Cerner Corporation	5,239	June/50	729,547	78,585
Cerner Corporation	5,239	June/50	724,308	57,629
Cerner Corporation	2,245	July/47.5	417,233	80,820
Cerner Corporation	2,246	July/47.5	419,665	105,562
Cerner Corporation	5,239	July/50	719,069	83,824
Cerner Corporation	5,239	July/50	719,069	120,497
Research In Motion Limited	2,250	April/120	1,237,837	1,080,000
Research In Motion Limited	4,500	April/125	1,710,045	1,485,000

			$11,560,893	$4,984,336

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 30, 2008